Equity (Details) - Schedule of activity during the year ended - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of activity during the year ended [Line Items]
Warrant Outstanding, Beginning balance
Weighted-Average Exercise Price, Beginning balance
Weighted-Average Life (years), Beginning balance
Warrant Outstanding, Grants		3,916,000
Weighted-Average Exercise Price, Grants		$ 3.08
Weighted-Average Life (years), Grants		2 years 1 month 17 days
Warrant Outstanding, Exercised	(668,500)
Weighted-Average Exercise Price, Exercised	$ 3.48
Weighted-Average Life (years), Exercised	2 years 10 days
Warrant Outstanding, Expired
Weighted-Average Exercise Price, Expired
Weighted-Average Life (years), Expired
Warrant Outstanding, Ending balance	3,247,500	3,916,000
Weighted-Average Exercise Price, Ending balance	$ 3	$ 3.08
Weighted-Average Life (years), Ending balance	5 months 8 days	1 year 7 months 6 days
Warrant Outstanding, ,Exercisable	1,398,179
Weighted-Average Exercise Price, Exercisable	$ 5.24
Weighted-Average Life (years), Exercisable	8 years 10 months 9 days
Stock Option [Member]
Equity (Details) - Schedule of activity during the year ended [Line Items]
Warrant Outstanding, Beginning balance
Weighted-Average Exercise Price, Beginning balance
Weighted-Average Life (years), Beginning balance
Warrant Outstanding, Grants	894,500	1,504,650
Weighted-Average Exercise Price, Grants	$ 10.73	$ 5.1
Weighted-Average Life (years), Grants	10 years	10 years
Warrant Outstanding, Exercised
Weighted-Average Exercise Price, Exercised
Weighted-Average Life (years), Exercised
Warrant Outstanding, Forfeited	(5,000)
Weighted-Average Exercise Price, Forfeited	$ 15.28
Weighted-Average Life (years), Forfeited
Warrant Outstanding, Expired
Weighted-Average Exercise Price, Expired
Weighted-Average Life (years), Expired
Warrant Outstanding, Ending balance	2,394,150	1,504,650
Weighted-Average Exercise Price, Ending balance	$ 7.18	$ 5.1
Weighted-Average Life (years), Ending balance	9 years 1 month 9 days	9 years 10 months 6 days